Financial liabilities designated at fair value (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of financial liabilities measured at fair value

	2024	2023
	$m	$m
Deposits by banks[1]	7,671	6,779
Customer accounts[1]	10,709	8,955
Other debt securities in issue (Note 26)	73	27
Other liabilities – net short positions in securities	47,529	57,389
At 31 Dec	65,982	73,150
1‘Deposits by banks’ and ‘Customer accounts’ include repos, stock lending and other amounts.

HSBC
	2024	2023
	$m	$m
Deposits by banks and customer accounts[1]	23,773	21,043
Liabilities to customers under investment contracts	5,931	5,103
Debt securities in issue (Note 26)	99,706	103,803
Subordinated liabilities (Note 29)	9,317	11,477
At 31 Dec	138,727	141,426
1Structured deposits placed at HSBC Bank USA are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.

HSBC Holdings
	2024	2023
	$m	$m
Debt securities in issue (Note 26)	33,268	35,189
Subordinated liabilities (Note 29)	8,314	8,449
At 31 Dec	41,582	43,638

HSBC’s subordinated liabilities
	2024	2023
	$m	$m
At amortised cost	25,958	24,954
– subordinated liabilities	25,080	23,149
– preferred securities	878	1,805
Designated at fair value (Note 25)	9,317	11,477
– subordinated liabilities	9,317	11,477
– preferred securities	—	—
At 31 Dec	35,275	36,431
Issued by HSBC subsidiaries	3,144	4,154
Issued by HSBC Holdings	32,131	32,277

HSBC’s subordinated liabilities: subsidiaries
	2024	2023
	$m	$m
Additional tier 1 capital securities issued by HSBC subsidiaries[1]	732	1,672
Tier 2 securities issued by HSBC subsidiaries
– Tier 2 securities issued by HSBC Bank plc	715	764
– Tier 2 securities issued by The Hongkong and Shanghai Banking Corporation Limited		—
– Tier 2 securities issued by HSBC Bank USA Inc	223	223
– Tier 2 securities issued by HSBC Bank USA N.A.	1,431	1,449
Securities issued by other HSBC subsidiaries	43	46
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec	3,144	4,154
1  The $900m 10.176% security issued by HSBC Capital Funding (Dollar 1) L.P. was redeemed on 31 October 2024.

HSBC Holdings’ subordinated liabilities
	2024	2023
	$m	$m
At amortised cost	23,548	24,439
Designated at fair value (Note 25)	8,314	8,449
At 31 Dec	31,862	32,888

HSBC Holdings’ subordinated liabilities in issue
	2024	2023
	$m	$m
Tier 2 securities issued by HSBC Holdings
Amounts owed to third parties	31,862	31,975
Amounts owed to HSBC undertakings[1]	—	913
Subordinated liabilities issued by HSBC Holdings at 31 Dec	31,862	32,888
1The $900m 10.176% security issued by HSBC Holdings to HSBC Capital Funding (Dollar 1) L.P. was redeemed on 31 October 2024.